Intangible Assets (Details) - Schedule of intangible assets - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Intangible Assets Text Block Abstract
	$ 247,659	$ 331,677	$ 272,659	$ 597,040